1933 Act
                                                                     Rule 497(j)




December 8, 2000                                                       VIA EDGAR




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      The Phoenix Edge Series Fund
         Registration Nos. 33-5033 and 811-4642


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional
Information that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-1A pursuant to Rule 485(b) on November 15, 2000.

Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

Very truly yours,


/s/ Edwin L. Kerr
Edwin L. Kerr, Counsel
Phoenix Edge Series Fund